Capital Guardian Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 18, 2013

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Capital Guardian Funds Trust
File Nos.: 333-_____ and 811-22899

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, filed with this letter is the registration statement for the Capital Guardian Core Balanced Fund a series of Capital Guardia Funds Trust (the “Trust”).

The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust